Annual Operating Expenses {- Fidelity® Blue Chip Growth Fund} - 07.31 Fidelity Blue Chip Growth Fund K PRO-07 - Fidelity® Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund-Class K	Sep. 29, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.64%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.70%